Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Deferred tax
Available for offset against future taxable income	R 23,893	R 25,856
Utilised against deferred tax balance	(6,272)	(7,706)
Not recognised as a deferred tax asset	R 17,621	R 18,150